UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

STAR SFR Depositor II, L.P.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025.

	Date of Report (Date of earliest event reported):	February 12, 2026

	Commission File Number of securitizer:	025-06091

	Central Index Key Number of securitizer:	0001905985

Matthew Guttin, 203-422-7775
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): __________
Central Index Key Number of underwriter (if applicable): __________

Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 12, 2026

STAR SFR DEPOSITOR II, L.P. (Depositor)

	By:	STAR SFR Depositor II GP, L.L.C.
	Its:	General Partner

	By:	/s/ Nate Bagnaschi
		Name:	Nate Bagnaschi
		Title:	Managing Director (senior officer in charge of securitization of the depositor)